Debt - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended								1 Months Ended		1 Months Ended				3 Months Ended	12 Months Ended				1 Months Ended		1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended			1 Months Ended						12 Months Ended		1 Months Ended				12 Months Ended
	May 11, 2009 USD ($)	Dec. 31, 2010 USD ($) Year Entity Contract Location		Dec. 31, 2009 USD ($)		Dec. 31, 2008 USD ($)	May 25, 2007 USD ($)	Dec. 31, 2010 Senior Notes USD ($)	Dec. 31, 2009 Senior Notes USD ($)	Oct. 31, 2010 Series U Senior Notes 6 Percent Due November 1st 2020 USD ($)	Oct. 25, 2010 Series U Senior Notes 6 Percent Due November 1st 2020 USD ($)	Aug. 25, 2010 Series K Senior Notes 7.125 Percent Due November 2013 USD ($)	Dec. 31, 2010 Series K Senior Notes 7.125 Percent Due November 2013 USD ($)	Dec. 31, 2010 Exchangeable Debentures Upper Limit Exchangeable 2004 Senior Debentures 3.25 Percent Due April 2024 Subsequent Event USD ($)	Dec. 31, 2010 Exchangeable Debentures Exchangeable 2004 Senior Debentures 3.25 Percent Due April 2024 USD ($)	Mar. 27, 2009 Exchangeable 2004 Senior Debentures 3.25 Percent Due April 2024 USD ($)	Dec. 31, 2010 Exchangeable 2004 Senior Debentures 3.25 Percent Due April 2024	Mar. 16, 2006 Exchangeable 2004 Senior Debentures 3.25 Percent Due April 2024	Dec. 31, 2004 Exchangeable 2004 Senior Debentures 3.25 Percent Due April 2024	Dec. 31, 2010 Exchangeable 2004 Senior Debentures 3.25 Percent Due April 2024 USD ($)	Jan. 20, 2010 Series M Senior Notes 7 Percent Due August 2012 USD ($)	Dec. 31, 2010 Exchangeable Debentures Exchangeable 2009 Senior Debentures 2.5 Percent Due October 2029 USD ($)	Dec. 22, 2009 Exchangeable 2009 Senior Debentures 2.5 Percent Due October 2029 USD ($)	Dec. 16, 2009 Exchangeable 2009 Senior Debentures 2.5 Percent Due October 2029 USD ($)	Dec. 31, 2010 Exchangeable 2009 Senior Debentures 2.5 Percent Due October 2029	Dec. 31, 2010 Exchangeable 2009 Senior Debentures 2.5 Percent Due October 2029 USD ($)	Dec. 31, 2010 Exchangeable Debentures Exchangeable 2007 Senior Debentures 2.625 Percent Due April 2027 USD ($)	Mar. 23, 2007 Exchangeable 2007 Senior Debentures 2.625 Percent Due April 2027	Dec. 31, 2010 Exchangeable 2007 Senior Debentures 2.625 Percent Due April 2027	Dec. 31, 2009 Exchangeable 2007 Senior Debentures 2.625 Percent Due April 2027 USD ($)	Dec. 31, 2010 Exchangeable 2007 Senior Debentures 2.625 Percent Due April 2027 USD ($)	May 11, 2009 Series T Senior Notes 9 Percent Due May 2017 USD ($)	Dec. 31, 2010 Exchangeable Debentures USD ($)	Dec. 31, 2010 Exchangeable Debentures USD ($)	May 25, 2007 Leverage Ratio Equals Or Exceeds 7.0x USD ($)	May 25, 2007 Letter of Credit USD ($)	May 25, 2007 Foreign Denominated Debt USD ($)	May 25, 2007 Foreign Denominated Debt Currency, Canadian Dollar USD ($)	May 25, 2007 Foreign Denominated Debt Currency, Euro USD ($)	May 25, 2007 Foreign Denominated Debt Currency, British Pound Sterling USD ($)	Dec. 31, 2010 Mortgages	Dec. 31, 2009 Mortgages	Mar. 26, 2010 Atlanta Marriott Marquis USD ($)	May 11, 2009 The Westin Kierland Resort Spa USD ($)	Jul. 20, 2010 Le Meridien Piccadilly USD ($)	Jul. 20, 2010 Le Meridien Piccadilly GBP (£)	Dec. 31, 2010 LIBOR	Dec. 31, 2010 Prime Lending Rate	Dec. 31, 2010 Upper Limit Subsequent Event USD ($)	Dec. 31, 2010 Subsequent Event	Feb. 28, 2010 Upper Limit USD ($)
Debt Instrument [Line Items]
Face amount of debt								$ 4,400	$ 4,700		$ 500				$ 500							$ 400	$ 400				$ 600					$ 400	$ 1,500
Cash proceeds from issuance of debt																							391									380
Procced from issuance of note										492
Unamortized Discount								109	145													71					24						95
Interest payment date																																Interest on the Series T notes is payable semi-annually in arrears on January 15 and July 15, beginning July 15, 2009
Repurchase of debt, face amount												475				75					346									74
Put option date of debentures																	Apr. 15, 2014		Apr. 15, 2010						Oct. 15, 2015				Apr. 15, 2012
Repurchase of debt, carrying value																72														68
Payment to repurchase debt																69														66
Gain (loss) on redemption of debt		1	[1]	(2)	[2]	(14)						(12)				3					(8)									2
Debt principal outstanding												725	250		325					325		400				400	526				526		1,251	1,251
Debt issuance date																		2004-03-16					2009-12-22					2007-03-23
Excess fair value over principal value																				54						108
Debt exchange description																	any time at which the closing price of our common stock is more than 120% of the exchange price per share for at least 20 of 30 consecutive trading days during certain periods or any time up to two days prior to the date on which the Debentures have been called for redemption								any time at which the closing price of our common stock is more than 130% of the exchange price per share for at least 20 of 30 consecutive trading days during certain periods or any time up to two days prior to the date on which the Debentures have been called for redemption				any time at which the closing price of our common stock is more than 130% of the exchange price per share for at least 20 of 30 consecutive trading days during certain periods or any time up to two days prior to the date on which the Debentures have been called for redemption
Mortgage debt prepayments and scheduled maturities																																											124	135
Outstanding amount of debt instrument		5,512																						316
Effective interest rates of debt																	6.80%							6.90%	6.90%				6.50%
Repayment of credit facility	200
Equity carrying value of debentures															76							82					89						247	247
Debt repurchase, authorized amount														325																																			500		400
Subsequent event date																																																		Feb. 01, 2011
Aggregate borrowing capacity							600																												300	10	300	150	300	300
Addiitional aggregate borrowing capacity																																			190
Payment to acquire property																																													56	37
Remaining borrowing capacity		542
Credit facility guarantees		The obligations under the credit facility are guaranteed by certain of our existing subsidiaries and are currently secured by pledges of equity interests in many of our subsidiaries. The pledges are permitted to be released in the event that certain conditions are satisfied, including the requirement that our leverage ratio falls below 6.0x for two consecutive fiscal quarters. As a result of having satisfied such conditions, currently we are not required to pledge our equity interests in any newly acquired or formed subsidiary, and at our election, we may obtain a release of all existing pledges for so long as our leverage ratio continues to be below 6.0x.
Line of credit interest terms		We pay interest on revolver borrowings under the credit facility at floating rates plus a margin that is set with reference to our leverage ratio. In the case of LIBOR-based borrowings in U.S. Dollars, as well as Euros and Pounds Sterling denominated borrowings, the rate of interest ranges from 65 basis points to 150 basis points over LIBOR. We also have the option to pay interest based on the higher of the overnight Federal Funds Rate plus 50 basis points and the Prime Lending Rate, plus, in both cases, the applicable spread ranging from 0 to 50 basis points. Based on our leverage ratio at December 31, 2010 of 5.0x, we can borrow at a rate of LIBOR plus 90 basis points or Prime plus 0 basis points. To the extent that amounts under the credit facility remain unused, we pay a quarterly commitment fee on the unused portion of the loan commitment of 10 to 15 basis points, depending on our average revolver usage during the applicable period.
Leverage ratio		5
Line of credit commitment fee		To the extent that amounts under the credit facility remain unused, we pay a quarterly commitment fee on the unused portion of the loan commitment of 10 to 15 basis points, depending on our average revolver usage during the applicable period.
Assets that are secured by mortgage debt		11
Amortization of property and equipment under capital leases		$ 1		$ 1		$ 2
Basis points over index on available credit																																															0.90%	0.00%
Average interest rate																																									4.70%	5.10%
Debt covenant compliance																																									we are in compliance with the covenants under all of our mortgage debt obligations.

[1]	Interest expense and interest paid for 2010 includes cash prepayment premiums of approximately $20 million. No significant prepayment premiums were paid in 2009 or 2008.
[2]	Interest expense and interest paid for 2009 is net of $7 million received in connection with the 2007 defeasance of $514 million in collateralized mortgage-backed securities.